Equity - Schedule of Number of Pre-Funded Warrants Outstanding (Details) - Pre Funded Warrants [Member] - $ / shares	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Schedule of Number of Pre-Funded Warrants Outstanding [Line Items]
Number Outstanding, Pre-funded warrants issued		5,882,353		354,300	150,000
Weighted Average Exercise Price, Pre-funded warrants issued		$ 0.0001		$ 0.0001	$ 0.01
Number Outstanding, Outstanding	6,032,353		504,300
Weighted Average Exercise Price, Outstanding	$ 0.0003		$ 0.003